Net Loss From Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Components of Net Loss From Continuing Operations
a.Employee benefits expenses

	For the Year Ended December 31
	2023	2022	2021
Short-term employee benefits	$64,761	$69,806	$70,205
Defined contribution plans	2,719	3,064	2,982
Termination benefits	94	2,546	86
Share-based payments	26,324	37,907	5,038
	$93,898	$113,323	$78,311

An analysis of employee benefits expenses by function
Costs of revenues	$26,418	$29,668	$24,417
Operating expenses
Sales and marketing	15,532	21,580	17,457
General and administrative	23,816	27,684	13,908
Research and development	28,132	34,391	22,529
	$93,898	$113,323	$78,311
b.Depreciation and amortization expenses

	For the Year Ended December 31
	2023	2022	2021
Depreciation expenses of property, plant and equipment	$84,785	$81,040	$81,489
Depreciation expenses of right-of-use assets	13,013	12,835	12,287
Amortization expenses of intangible assets	579	932	1,043
	$98,377	$94,807	$94,819

An analysis of depreciation expenses by function
Costs of revenues	$88,542	$85,147	$84,878
Operating expenses
Sales and marketing	3,409	3,076	2,863
General and administrative	4,518	4,339	4,606
Research and development	1,329	1,313	1,429
	$97,798	$93,875	$93,776

An analysis of amortization expenses by function
Costs of revenues	$62	$73	$94
Operating expenses
Sales and marketing	160	183	158
General and administrative	85	187	280
Research and development	272	489	511
	$579	$932	$1,043
c.Impairment losses (reversal of impairment losses)

	For the Year Ended December 31
	2023	2022	2021
Impairment losses on property, plant and equipment	$1,387	$—	$—
Impairment losses (reversal of impairment losses) on inventories	2,460	3,045	(639)
Impairment losses on trade receivables	491	523	519
	$4,338	$3,568	$(120)

An analysis of impairment losses (reversal of impairment losses) by function
Costs of revenues	$2,460	$3,045	$(639)
Operating expenses
Sales and marketing	491	523	519
Other	1,387	—	—
	$4,338	$3,568	$(120)
d.Finance costs

	For the Year Ended December 31
	2023	2022	2021
Interest expense on bank loans	$11,343	$8,694	$6,672
Interest expense on lease liabilities	567	440	530
Interest expense on provisions for restoration	15	—	—
Interest expense on bonds	—	2,637	3,886
Modification loss on bank loans	—	900	—
	$11,925	$12,671	$11,088
e.Finance income

	For the Year Ended December 31
	2023	2022	2021
Interest income on deposits	$2,847	$2,870	$572
Others	99	72	53
	$2,946	$2,942	$625
f.Other income

	For the Year Ended December 31
	2023	2022	2021
Income related to government grants	$6,422	$5,682	$5,446
Others	949	709	4,065
	$7,371	$6,391	$9,511
g.Other losses, net

	For the Year Ended December 31
	2023	2022	2021
Foreign exchange losses, net	$(346)	$(1,719)	$(641)
Others	(607)	(1,458)	(986)
	$(953)	$(3,177)	$(1,627)
h.Gains (losses) on financial liabilities at FVTPL

	For the Year Ended December 31
	2023	2022	2021
Gains on earnout liabilities	$7,767	$110,276	$—
Gains on earn-in liabilities	4,305	61,124	—
Gains on warrant liabilities	4,045	34,825	—
Losses on redeemable preferred shares	—	(287)	(7,465)
	$16,117	$205,938	$(7,465)